CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (86)	$ 4,218	$ (4,177)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3,230	3,207	2,883
Amortization of marketable securities premiums and accretion of discounts, net	820	349	436
Equity in losses of an affiliated company, net of interest on loans to an affiliated company	0	21	350
Stock-based compensation related to options granted to employees and non-employees	2,546	1,701	1,529
Decrease in accrued interest on loans, marketable securities, convertible notes, and bank deposits	152	73	4
Decrease (increase) in deferred income tax assets, net	2,940	(1,946)	14
Decrease (increase) in trade receivables, net	(4,625)	(2,254)	6,725
Decrease (increase) in other receivables and prepaid expenses	(2,249)	110	127
Decrease (increase) in inventories	(925)	2,986	3,618
Increase (decrease) in trade payables	2,896	403	(5,545)
Increase (decrease) in other payables and accrued expenses and other liabilities	(2,114)	2,577	(3,054)
Increase in deferred revenues	3,595	3,138	270
Decrease in accrued severance pay, net	(223)	(495)	(184)
Net cash provided by operating activities	5,957	14,088	2,996
Cash flows from investing activities:
Net loans provided to an affiliated company	0	(1,211)	(183)
Purchase of marketable securities	(60,286)	0	0
Purchase of property and equipment	(2,539)	(1,586)	(2,006)
Short-term and restricted bank deposits, net	1,471	1,229	3,678
Proceeds from redemption of marketable securities upon maturity	15,390	7,600	0
Proceeds from redemption of long-term bank deposits	2,685	2,623	0
Purchase of intangible asset	(100)	0	0
Investment in long-term and restricted bank deposits	0	0	(131)
Net cash provided by (used in) investing activities	(43,379)	8,655	1,358
Cash flows from financing activities:
Purchase of treasury stock	(5,267)	0	(6,917)
Repayment of senior convertible notes	(338)	0	0
Repayment of long-term bank loans	(4,686)	(8,436)	(10,242)
Payment for acquisition of NSC non-controlling interest	0	(515)	(336)
Payment related to the acquisition of Mailvision	(233)	0	0
Proceeds from issuance of shares in a public offering, net	29,744	0	0
Proceeds from issuance of shares upon exercise of options and warrants	2,236	1,752	103
Net cash provided by (used in) financing activities	21,456	(7,199)	(17,392)
Increase (decrease) in cash and cash equivalents	(15,966)	15,544	(13,038)
Cash and cash equivalents at the beginning of the year	30,763	15,219	28,257
Cash and cash equivalents at the end of the year	14,797	30,763	15,219
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	658	429	313
Cash paid during the year for interest	415	583	789
Supplemental disclosures of non-cash operating, financing and investing activities
Net change in gain (loss) on foreign currency cash flow hedges and marketable securities	$ (261)	$ (1,303)	$ 1,543